Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Beginning Balance		$ (190.5)	$ (54.3)
Other comprehensive (loss) income before reclassifications (1)		(131.3)	(135.5)
Amounts reclassified from AOCI		3.7	(0.7)
Net current period other comprehensive (loss) income		(127.6)	(136.2)
Ending Balance		(318.1)	(190.5)
Translation
Beginning Balance		(74.9)	(2.4)
Other comprehensive (loss) income before reclassifications (1)	[1]	(140.7)	(72.5)
Amounts reclassified from AOCI		0.0	0.0
Net current period other comprehensive (loss) income		(140.7)	(72.5)
Ending Balance		(215.6)	(74.9)
Other comprehensive (loss) income before reclassifications within the translation component, amount excluded		0.6	1.2
Foreign Currency Hedges
Beginning Balance		(1.4)	(1.9)
Other comprehensive (loss) income before reclassifications (1)		6.4	0.5
Amounts reclassified from AOCI		0.0	0.0
Net current period other comprehensive (loss) income		6.4	0.5
Ending Balance		5.0	(1.4)
Interest Rate Hedges
Beginning Balance		(0.5)	(1.0)
Other comprehensive (loss) income before reclassifications (1)		0.8	0.7
Amounts reclassified from AOCI		(0.4)	(0.2)
Net current period other comprehensive (loss) income		0.4	0.5
Ending Balance		(0.1)	(0.5)
Pension and Other Post-Retirement Benefits
Beginning Balance		(114.0)	(52.0)
Other comprehensive (loss) income before reclassifications (1)		2.1	(63.7)
Amounts reclassified from AOCI		4.1	1.7
Net current period other comprehensive (loss) income		6.2	(62.0)
Ending Balance		(107.8)	(114.0)
Unrealized Gain on Securities, Net
Beginning Balance		0.0	2.7
Other comprehensive (loss) income before reclassifications (1)		0.0	(0.5)
Amounts reclassified from AOCI		0.0	(2.2)
Net current period other comprehensive (loss) income		0.0	(2.7)
Ending Balance		0.0	0.0
Other
Beginning Balance		0.3	0.3
Other comprehensive (loss) income before reclassifications (1)		0.1	0.0
Amounts reclassified from AOCI		0.0	0.0
Net current period other comprehensive (loss) income		0.1	0.0
Ending Balance		$ 0.4	$ 0.3

[1]	Other comprehensive (loss) income before reclassifications within the translation component excludes losses of $0.6 and $1.2 and translation attributable to noncontrolling interests for December 31, 2015 and 2014, respectively.